SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of Group's cash and cash equivalents, excluding cash on hand, are deposited in financial institutions at various locations

	As of December 31,
	2019	2020
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	47,254,666	76,352,748
—Denominated in USD	232,070,419	89,289,111
Total cash and cash equivalents balances held at mainland PRC financial institutions	279,325,085	165,641,859
Financial institution in Hong Kong Special Administrative Region (“Hong Kong S.A.R.”)
—Denominated in HKD	3,760,015	1,074,294
—Denominated in USD	833,125	261,797,195
Total cash balances held at the Hong Kong S.A.R. financial institution	4,593,140	262,871,489
Financial institutions in the United States
—Denominated in USD	13,070,290	8,540,607
Total cash balances held at the United States financial institutions	13,070,290	8,540,607
Financial institution in Vietnam
—Denominated in VND	191,150	6,596
Total cash balances held at the Vietnam financial institution	191,150	6,596
Financial institution in Japan
—Denominated in JPY	—	2,415,660
Total cash balances held at the Japan financial institution	—	2,415,660
Total cash and cash equivalents balances held at financial institutions	297,179,665	439,476,211

Schedule of estimated useful lives of the assets

Office and electronic equipment	3 years
Leasehold improvements	Shorter of 3 years or lease term

Schedule of estimated lives of intangible assets

Licenses	5 years
User bases	3-4 years
Brand names	10 years
Technologies	3 years